Condensed Statements of Income and Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Operating Income
General, Administrative and Other Expenses	$ 3,105	$ 3,256	$ 3,299	$ 3,486	$ 3,421	$ 3,834	$ 3,332	$ 3,408
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	995	1,014	958	607	830	1,086	550	502	3,574	2,968
Income Tax Benefits	263	296	242	122	231	7	81	37	923	356
Net Income	732	718	716	485	599	1,079	469	465	2,651	2,612
Comprehensive Income									2,899	3,508
Parent Company
Operating Income
Dividends from subsidiary									3,842	3,697
Interest and dividend income from securities and federal funds									11	16
Total operating income									3,853	3,713
General, Administrative and Other Expenses									1,946	1,982
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary									1,907	1,731
Income Tax Benefits									648	555
Income Before Equity in Undistributed Income of Subsidiary									2,555	2,286
Equity in Undistributed Income of Subsidiary									96	326
Net Income									2,651	2,612
Comprehensive Income									$ 2,899	$ 3,508